AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Large-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated June 14, 2018

to the Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P, Administrative Class and Class T Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Large-Cap Value Fund (the “Fund”)

Effective August 28, 2018, within the Fund Summary related to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds $5 billion.

Within the Fund Summary relating to the Fund, the following broad-based market index will be added to the other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) to replace the existing primary benchmark in the subsection entitled “Performance Information—Average Annual Total Returns (for periods ended 12/31/16)”:

Average Annual Returns - AllianzGI NFJ Large-Cap Value Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell Top 200 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	16.20%	14.40%	4.97%	5.29%	May 08, 2000
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	17.34%	14.80%	5.72%	6.80%	May 08, 2000
[1]	Effective August 28, 2018, the Russell 1000 Value Index is the Fund's primary benchmark and replaces the Russell Top 200 Value Index. The Russell 1000 Value Index is the most commonly used index in the Fund's peer group and encompasses a broader range of stocks that better reflect the Fund's investment universe.

Please retain this Supplement for future reference.